UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08837

THE SELECT SECTOR SPDR® TRUST

(Exact name of registrant as specified in charter)

ONE LINCOLN STREET

BOSTON, MASSACHUSETTS 02111

(Address of principal executive offices)(Zip code)

(Name and Address of Agent for Service)	Copy to:

Joshua A. Weinberg, Esq. Managing Director and Managing Counsel SSGA Funds Management, Inc. One Lincoln Street Boston, Massachusetts 02111	Leonard Mackey, Esq. Clifford Chance US LLP 31 West 52nd Street New York, NY 10019

Registrant’s telephone number, including area code: (617) 664-7037

Date of fiscal year end: September 30

Date of reporting period: June 30, 2017

Item 1.	Schedule of Investments.

Quarterly Report

30 June 2017

The Select Sector SPDR® Trust

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus from the Distributor, ALPS Portfolio Solutions Distributor, Inc., by calling 1-866-SECTOR-ETF (1-866-732-8673). Please read the prospectus carefully before you invest.

TABLE OF CONTENTS (Unaudited)

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus from the Distributor, ALPS Portfolio Solutions Distributor, Inc., by calling 1-866-SECTOR-ETF (1-866-732-8673). Please read the prospectus carefully before you invest.

The Consumer Discretionary Select Sector SPDR Fund

SCHEDULE OF INVESTMENTS

June 30, 2017 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.8%
AUTO COMPONENTS — 1.6%
BorgWarner, Inc.	962,497	$40,771,373
Delphi Automotive PLC	1,291,414	113,192,437
Goodyear Tire & Rubber Co.	1,211,959	42,370,087

		196,333,897

AUTOMOBILES — 4.0%
Ford Motor Co.	18,857,186	211,011,911
General Motors Co.	6,619,279	231,211,416
Harley-Davidson, Inc.	843,746	45,579,159

		487,802,486

DISTRIBUTORS — 0.9%
Genuine Parts Co.	710,516	65,907,464
LKQ Corp. (a)	1,488,002	49,029,666

		114,937,130

DIVERSIFIED CONSUMER SERVICES — 0.3%
H&R Block, Inc.	995,100	30,758,541

HOTELS, RESTAURANTS & LEISURE — 14.4%
Carnival Corp.	2,015,914	132,183,481
Chipotle Mexican Grill, Inc. (a)	139,378	57,995,186
Darden Restaurants, Inc.	598,111	54,093,159
Hilton Worldwide Holdings, Inc.	983,060	60,802,261
Marriott International, Inc. Class A	1,497,689	150,233,183
McDonald’s Corp.	3,929,011	601,767,325
Royal Caribbean Cruises, Ltd.	809,408	88,411,636
Starbucks Corp.	6,980,593	407,038,378
Wyndham Worldwide Corp.	505,717	50,779,044
Wynn Resorts, Ltd.	384,097	51,515,090
Yum! Brands, Inc.	1,594,781	117,631,046

		1,772,449,789

HOUSEHOLD DURABLES — 3.8%
D.R. Horton, Inc.	1,636,810	56,584,522
Garmin, Ltd.	555,703	28,357,524
Leggett & Platt, Inc.	646,290	33,949,614
Lennar Corp. Class A	979,094	52,205,292
Mohawk Industries, Inc. (a)	303,796	73,424,455
Newell Brands, Inc.	2,330,492	124,960,981
PulteGroup, Inc.	1,377,951	33,801,138
Whirlpool Corp.	356,538	68,319,811

		471,603,337

INTERNET & CATALOG RETAIL — 22.0%
Amazon.com, Inc. (a)	1,912,331	1,851,136,408
Expedia, Inc.	582,378	86,745,203
Netflix, Inc. (a)	2,079,339	310,674,040
Priceline Group, Inc. (a)	237,055	443,416,118
TripAdvisor, Inc. (a)	532,369	20,336,496

		2,712,308,265

LEISURE EQUIPMENT & PRODUCTS — 0.8%
Hasbro, Inc.	539,401	60,148,605
Mattel, Inc.	1,649,722	35,518,515

		95,667,120

MEDIA — 24.8%
CBS Corp. Class B	1,775,643	113,250,511
Charter Communications, Inc. Class A (a)	1,039,206	350,056,541

Comcast Corp. Class A	22,813,274	887,892,624
Discovery Communications, Inc. Class A (a)	737,237	19,042,832
Discovery Communications, Inc. Class C (a)	1,016,424	25,624,049
DISH Network Corp. Class A (a)	1,093,123	68,604,399
Interpublic Group of Cos., Inc.	1,914,807	47,104,252
News Corp. Class A	1,843,959	25,262,238
News Corp. Class B	572,372	8,099,064
Omnicom Group, Inc.	1,122,022	93,015,624
Scripps Networks Interactive, Inc. Class A	461,475	31,523,357
Time Warner, Inc.	3,740,782	375,611,921
Twenty-First Century Fox, Inc. Class A	5,084,476	144,094,050
Twenty-First Century Fox, Inc. Class B	2,346,573	65,398,989
Viacom, Inc. Class B	1,673,172	56,168,384
Walt Disney Co.	7,012,352	745,062,400

		3,055,811,235

MULTILINE RETAIL — 3.2%
Dollar General Corp.	1,216,147	87,672,037
Dollar Tree, Inc. (a)	1,140,424	79,738,446
Kohl’s Corp.	821,953	31,784,922
Macy’s, Inc.	1,473,758	34,250,136
Nordstrom, Inc. (b)	536,313	25,651,851
Target Corp.	2,659,464	139,063,373

		398,160,765

SPECIALTY RETAIL — 18.3%
Advance Auto Parts, Inc.	356,328	41,544,281
AutoNation, Inc. (a)	317,174	13,372,056
AutoZone, Inc. (a)	135,721	77,423,402
Bed Bath & Beyond, Inc.	699,860	21,275,744
Best Buy Co., Inc.	1,279,043	73,327,535
CarMax, Inc. (a)	892,779	56,298,644
Foot Locker, Inc.	632,615	31,175,267
Gap, Inc.	1,059,801	23,305,024
Home Depot, Inc.	5,763,519	884,123,815
L Brands, Inc.	1,160,316	62,529,429
Lowe’s Cos., Inc.	4,136,345	320,690,828
O’Reilly Automotive, Inc. (a)	438,699	95,961,019
Ross Stores, Inc.	1,889,598	109,086,493
Signet Jewelers, Ltd. (b)	332,651	21,036,849
Staples, Inc.	3,142,510	31,645,076
Tiffany & Co.	517,053	48,535,765
TJX Cos., Inc.	3,100,991	223,798,520
Tractor Supply Co.	619,758	33,597,081
Ulta Salon Cosmetics & Fragrance, Inc. (a)	282,582	81,197,112

		2,249,923,940

TEXTILES, APPAREL & LUXURY GOODS — 5.7%
Coach, Inc.	1,351,733	63,991,040
Hanesbrands, Inc.	1,755,644	40,660,715
Michael Kors Holdings, Ltd. (a)	751,338	27,236,003
NIKE, Inc. Class B	6,388,023	376,893,357
PVH Corp.	376,020	43,054,290
Ralph Lauren Corp.	269,418	19,883,049
Under Armour, Inc. Class A (a) (b)	875,965	19,060,998

See accompanying notes to schedule of investments

The Consumer Discretionary Select Sector SPDR Fund

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017 (Unaudited)

Security Description	Shares	Value

Under Armour, Inc. Class C (a)	880,871	$17,758,359
VF Corp.	1,544,533	88,965,101

		697,502,912

TOTAL COMMON STOCKS (Cost $12,039,973,251)		12,283,259,417

SHORT-TERM INVESTMENTS — 0.4%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.92% (c) (d)	14,561,845	14,561,845
State Street Navigator Securities Lending Government Money Market Portfolio (d) (e)	32,109,481	32,109,481

TOTAL SHORT-TERM INVESTMENTS (Cost $46,671,326)		46,671,326

TOTAL INVESTMENTS — 100.2% (Cost $12,086,644,577)		12,329,930,743
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.2)%		(25,050,238)

NET ASSETS — 100.0%		$12,304,880,505

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at June 30, 2017.
(c)	The rate shown is the annualized seven-day yield at June 30, 2017.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2017 are shown in the Affiliate Table below.
(e)	Investment of cash collateral for securities loaned.

See accompanying notes to schedule of investments

The Consumer Discretionary Select Sector SPDR Fund

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017 (Unaudited)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2017.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Auto Components	$196,333,897	$—	$—	$196,333,897
Automobiles	487,802,486	—	—	487,802,486
Distributors	114,937,130	—	—	114,937,130
Diversified Consumer Services	30,758,541	—	—	30,758,541
Hotels, Restaurants & Leisure	1,772,449,789	—	—	1,772,449,789
Household Durables	471,603,337	—	—	471,603,337
Internet & Catalog Retail	2,712,308,265	—	—	2,712,308,265
Leisure Equipment & Products	95,667,120	—	—	95,667,120
Media	3,055,811,235	—	—	3,055,811,235
Multiline Retail	398,160,765	—	—	398,160,765
Specialty Retail	2,249,923,940	—	—	2,249,923,940
Textiles, Apparel & Luxury Goods	697,502,912	—	—	697,502,912
Short-Term Investments	46,671,326	—	—	46,671,326

TOTAL INVESTMENTS	$12,329,930,743	$—	$—	$12,329,930,743

Affiliate Table

	Number of Shares Held at 9/30/16	Value at 9/30/16	Shares Purchased	Shares Sold	Number of Shares Held at 6/30/17	Value at 6/30/17	Dividend Income	Realized Gain (Loss)
State Street Institutional Liquid Reserves Fund, Premier Class	28,497,239	$28,497,239	3,877,033	32,374,272	—	$—	$1,090	$—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	—	64,820,672	50,258,827	14,561,845	14,561,845	37,619	—
State Street Institutional U.S. Government Money Market Fund, Premier Class	—	—	200,127,032	200,127,032	—	—	83,432	—
State Street Navigator Securities Lending Government Money Market Portfolio *	50,785,017	50,785,017	244,511,555	263,187,091	32,109,481	32,109,481	629,793	—

TOTAL		$79,282,256				$46,671,326	$751,934	$—

*	Effective October 5, 2016, the name of State Street Navigator Securities Lending Prime Portfolio was changed to State Street Navigator Securities Lending Government Money Market Portfolio.

See accompanying notes to schedule of investments

The Consumer Staples Select Sector SPDR Fund

SCHEDULE OF INVESTMENTS

June 30, 2017 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.7%
BEVERAGES — 20.7%
Brown-Forman Corp. Class B	1,064,186	$51,719,440
Coca-Cola Co.	19,794,629	887,789,111
Constellation Brands, Inc. Class A	1,329,093	257,485,187
Dr. Pepper Snapple Group, Inc.	1,121,004	102,134,674
Molson Coors Brewing Co. Class B	1,207,824	104,283,524
Monster Beverage Corp. (a)	2,394,045	118,936,155
PepsiCo, Inc.	4,217,532	487,082,771

		2,009,430,862

FOOD & STAPLES RETAILING — 21.6%
Costco Wholesale Corp.	2,354,621	376,574,537
CVS Health Corp.	5,394,402	434,033,585
Kroger Co.	5,318,452	124,026,301
Sysco Corp.	2,784,848	140,161,400
Wal-Mart Stores, Inc.	7,604,864	575,536,107
Walgreens Boots Alliance, Inc.	4,688,272	367,138,580
Whole Foods Market, Inc.	1,828,266	76,988,281

		2,094,458,791

FOOD PRODUCTS — 16.2%
Archer-Daniels-Midland Co.	3,196,412	132,267,529
Campbell Soup Co.	1,275,298	66,506,791
Conagra Brands, Inc.	2,412,908	86,285,590
General Mills, Inc.	3,172,773	175,771,624
Hershey Co.	836,704	89,836,909
Hormel Foods Corp.	1,942,849	66,270,579
J.M. Smucker Co.	721,143	85,332,851
Kellogg Co.	1,469,368	102,062,301
Kraft Heinz Co.	3,071,306	263,026,646
McCormick & Co., Inc.	703,685	68,616,324
Mondelez International, Inc. Class A	7,362,603	317,990,824
Tyson Foods, Inc. Class A	1,952,243	122,268,979

		1,576,236,947

HOUSEHOLD PRODUCTS — 19.7%
Church & Dwight Co., Inc.	1,283,231	66,574,024
Clorox Co.	783,808	104,434,578
Colgate-Palmolive Co.	4,706,678	348,906,040
Kimberly-Clark Corp.	1,922,374	248,197,707
Procter & Gamble Co.	13,167,397	1,147,538,649

		1,915,650,998

PERSONAL PRODUCTS — 1.8%
Coty, Inc. Class A	2,399,059	45,006,347
Estee Lauder Cos., Inc. Class A	1,313,194	126,040,360

		171,046,707

TOBACCO — 19.7%
Altria Group, Inc.	8,989,058	669,415,149
Philip Morris International, Inc.	7,996,198	939,153,455
Reynolds American, Inc.	4,751,465	309,035,284

		1,917,603,888

TOTAL COMMON STOCKS (Cost $10,039,507,559)		9,684,428,193

SHORT-TERM INVESTMENT — 0.0% (b)
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.92% (c) (d) (Cost $4,509,315)	4,509,315	4,509,315

TOTAL INVESTMENTS — 99.7% (Cost $10,044,016,874)		9,688,937,508
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.3%		27,155,659

NET ASSETS — 100.0%		$9,716,093,167

(a)	Non-income producing security.
(b)	Amount is less than 0.05% of net assets.
(c)	The rate shown is the annualized seven-day yield at June 30, 2017.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2017 are shown in the Affiliate Table below.

See accompanying notes to schedule of investments

The Consumer Staples Select Sector SPDR Fund

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017 (Unaudited)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2017.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Beverages	$2,009,430,862	$—	$—	$2,009,430,862
Food & Staples Retailing	2,094,458,791	—	—	2,094,458,791
Food Products	1,576,236,947	—	—	1,576,236,947
Household Products	1,915,650,998	—	—	1,915,650,998
Personal Products	171,046,707	—	—	171,046,707
Tobacco	1,917,603,888	—	—	1,917,603,888
Short-Term Investment	4,509,315	—	—	4,509,315

TOTAL INVESTMENTS	$9,688,937,508	$—	$—	$9,688,937,508

Affiliate Table

	Number of Shares Held at 9/30/16	Value at 9/30/16	Shares Purchased	Shares Sold	Number of Shares Held at 6/30/17	Value at 6/30/17	Dividend Income	Realized Gain (Loss)
State Street Institutional Liquid Reserves Fund, Premier Class	3,120,524	$3,120,524	10,694,524	13,815,048	—	$—	$—	$—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	—	165,268,289	160,758,974	4,509,315	4,509,315	35,418	—
State Street Institutional U.S. Government Money Market Fund, Premier Class	—	—	229,410,325	229,410,325	—	—	40,868	—
State Street Navigator Securities Lending Government Money Market Portfolio *	180,000,000	180,000,000	550,258,252	730,258,252	—	—	428,907	—

TOTAL		$183,120,524				$4,509,315	$505,193	$—

*	Effective October 5, 2016, the name of State Street Navigator Securities Lending Prime Portfolio was changed to State Street Navigator Securities Lending Government Money Market Portfolio.

See accompanying notes to schedule of investments

The Energy Select Sector SPDR Fund

SCHEDULE OF INVESTMENTS

June 30, 2017 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.9%
ENERGY EQUIPMENT & SERVICES — 15.8%
Baker Hughes, Inc.	5,811,231	$316,770,202
Halliburton Co.	11,511,337	491,649,203
Helmerich & Payne, Inc. (a)	1,801,704	97,904,595
National Oilwell Varco, Inc.	5,529,164	182,130,662
Schlumberger, Ltd.	17,916,283	1,179,608,073
TechnipFMC PLC (b)	6,744,137	183,440,527
Transocean, Ltd. (b)	7,740,675	63,705,755

		2,515,209,017

OIL, GAS & CONSUMABLE FUELS — 84.1%
Anadarko Petroleum Corp.	7,612,206	345,137,420
Apache Corp.	5,298,280	253,946,560
Cabot Oil & Gas Corp.	6,825,606	171,186,198
Chesapeake Energy Corp. (a) (b)	14,364,446	71,391,297
Chevron Corp.	24,174,113	2,522,085,209
Cimarex Energy Co.	1,448,711	136,193,321
Concho Resources, Inc. (b)	2,068,501	251,384,927
ConocoPhillips	16,156,710	710,248,972
Devon Energy Corp.	7,400,743	236,601,754
EOG Resources, Inc.	7,553,124	683,708,784
EQT Corp.	2,582,786	151,325,432
Exxon Mobil Corp.	44,296,201	3,576,032,307
Hess Corp.	3,963,100	173,861,197
Kinder Morgan, Inc.	25,494,089	488,466,745
Marathon Oil Corp.	12,754,314	151,138,621
Marathon Petroleum Corp.	6,998,258	366,218,841
Murphy Oil Corp.	2,976,628	76,290,976
Newfield Exploration Co. (b)	3,351,389	95,380,531
Noble Energy, Inc.	6,576,458	186,113,761
Occidental Petroleum Corp.	10,046,989	601,513,231
ONEOK, Inc.	5,219,007	272,223,405
Phillips 66	5,830,124	482,092,954
Pioneer Natural Resources Co.	2,299,109	366,891,814
Range Resources Corp.	3,383,177	78,388,211
Tesoro Corp.	2,154,816	201,690,778
Valero Energy Corp.	5,997,717	404,605,989
Williams Cos., Inc.	11,223,855	339,858,329

		13,393,977,564

TOTAL COMMON STOCKS (Cost $19,925,641,115)		15,909,186,581

SHORT-TERM INVESTMENTS — 0.2%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.92% (c) (d)	9,148,122	9,148,122
State Street Navigator Securities Lending Government Money Market Portfolio (d) (e)	16,433,003	16,433,003

TOTAL SHORT-TERM INVESTMENTS (Cost $25,581,125)		25,581,125

TOTAL INVESTMENTS — 100.1% (Cost $19,951,222,240)		15,934,767,706
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.1)%		(12,096,089)

NET ASSETS — 100.0%		$15,922,671,617

(a)	All or a portion of the shares of the security are on loan at June 30, 2017.
(b)	Non-income producing security.
(c)	The rate shown is the annualized seven-day yield at June 30, 2017.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2017 are shown in the Affiliate Table below.
(e)	Investment of cash collateral for securities loaned.

See accompanying notes to schedule of investments

The Energy Select Sector SPDR Fund

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017 (Unaudited)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2017.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Energy Equipment & Services	$2,515,209,017	$—	$—	$2,515,209,017
Oil, Gas & Consumable Fuels	13,393,977,564	—	—	13,393,977,564
Short-Term Investments	25,581,125	—	—	25,581,125

TOTAL INVESTMENTS	$15,934,767,706	$—	$—	$15,934,767,706

Affiliate Table

	Number of Shares Held at 9/30/16	Value at 9/30/16	Shares Purchased	Shares Sold	Number of Shares Held at 6/30/17	Value at 6/30/17	Dividend Income	Realized Gain (Loss)
State Street Institutional Liquid Reserves Fund, Premier Class	4,913,487	$4,913,487	922,513	5,836,000	—	$—	$—	$—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	—	198,818,727	189,670,605	9,148,122	9,148,122	46,691	—
State Street Institutional U.S. Government Money Market Fund, Premier Class	—	—	279,156,049	279,156,049	—	—	82,111	—
State Street Navigator Securities Lending Government Money Market Portfolio *	110,721,515	110,721,515	115,523,268	209,811,780	16,433,003	16,433,003	63,029	—

TOTAL		$115,635,002				$25,581,125	$191,831	$—

*	Effective October 5, 2016, the name of State Street Navigator Securities Lending Prime Portfolio was changed to State Street Navigator Securities Lending Government Money Market Portfolio.

See accompanying notes to schedule of investments

The Financial Select Sector SPDR Fund

SCHEDULE OF INVESTMENTS

June 30, 2017 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.9%
BANKS — 44.7%
Bank of America Corp.	80,711,834	$1,958,069,093
BB&T Corp.	6,566,007	298,162,378
Citigroup, Inc.	22,319,231	1,492,710,169
Citizens Financial Group, Inc.	4,108,178	146,579,791
Comerica, Inc.	1,424,006	104,294,199
Fifth Third Bancorp	6,094,547	158,214,440
Huntington Bancshares, Inc.	8,818,551	119,226,810
JPMorgan Chase & Co.	28,813,822	2,633,583,331
KeyCorp	8,889,278	166,585,070
M&T Bank Corp.	1,247,808	202,082,506
People’s United Financial, Inc.	2,780,503	49,103,683
PNC Financial Services Group, Inc.	3,924,533	490,056,436
Regions Financial Corp.	9,758,852	142,869,593
SunTrust Banks, Inc.	3,921,188	222,409,783
US Bancorp	12,847,862	667,060,995
Wells Fargo & Co.	36,475,980	2,021,134,052
Zions Bancorp	1,649,684	72,437,624

		10,944,579,953

CAPITAL MARKETS — 20.1%
Affiliated Managers Group, Inc.	459,336	76,185,469
Ameriprise Financial, Inc.	1,236,469	157,390,139
Bank of New York Mellon Corp.	8,425,468	429,867,377
BlackRock, Inc.	983,303	415,357,020
CBOE Holdings, Inc.	750,436	68,589,850
Charles Schwab Corp.	9,865,938	423,840,696
CME Group, Inc.	2,758,580	345,484,559
E*TRADE Financial Corp. (a)	2,230,672	84,832,456
Franklin Resources, Inc.	2,776,973	124,380,621
Goldman Sachs Group, Inc.	2,968,955	658,811,115
Intercontinental Exchange, Inc.	4,801,730	316,530,042
Invesco, Ltd.	3,299,644	116,114,472
Moody’s Corp.	1,347,069	163,911,356
Morgan Stanley	11,551,672	514,742,504
Nasdaq, Inc.	924,285	66,077,135
Northern Trust Corp.	1,746,727	169,799,332
Raymond James Financial, Inc.	1,042,668	83,642,827
S&P Global, Inc.	2,090,766	305,230,928
State Street Corp. (b)	2,868,348	257,376,866
T Rowe Price Group, Inc.	1,956,750	145,210,418

		4,923,375,182

CONSUMER FINANCE — 5.1%
American Express Co.	6,088,979	512,935,591
Capital One Financial Corp.	3,916,932	323,616,922
Discover Financial Services	3,083,500	191,762,865
Navient Corp.	2,311,027	38,478,600
Synchrony Financial	6,255,053	186,525,680

		1,253,319,658

DIVERSIFIED FINANCIAL SERVICES — 10.9%
Berkshire Hathaway, Inc. Class B (a)	15,404,999	2,609,144,680
Leucadia National Corp.	2,623,824	68,639,236

		2,677,783,916

INSURANCE — 19.1%
Aflac, Inc.	3,218,513	250,014,090
Allstate Corp.	2,956,307	261,455,791
American International Group, Inc.	7,132,720	445,937,654
Aon PLC	2,125,438	282,576,982
Arthur J Gallagher & Co.	1,450,686	83,051,774
Assurant, Inc.	444,334	46,072,992
Chubb, Ltd.	3,782,578	549,911,190
Cincinnati Financial Corp.	1,214,011	87,955,097
Everest Re Group, Ltd.	332,588	84,673,579
Hartford Financial Services Group, Inc.	2,979,455	156,629,949
Lincoln National Corp.	1,823,292	123,218,073
Loews Corp.	2,237,387	104,732,086
Marsh & McLennan Cos., Inc.	4,182,315	326,053,277
MetLife, Inc.	8,762,593	481,416,859
Principal Financial Group, Inc.	2,166,485	138,806,694
Progressive Corp.	4,716,738	207,960,978
Prudential Financial, Inc.	3,479,276	376,248,907
Torchmark Corp.	882,320	67,497,480
Travelers Cos., Inc.	2,266,099	286,729,507
Unum Group	1,857,093	86,596,247
Willis Towers Watson PLC	1,030,591	149,909,767
XL Group, Ltd.	2,120,305	92,869,359

		4,690,318,332

TOTAL COMMON STOCKS (Cost $22,779,755,177)		24,489,377,041

SHORT-TERM INVESTMENT — 0.1%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.92% (c) (d) (Cost $17,318,963)	17,318,963	17,318,963

TOTAL INVESTMENTS — 100.0% (Cost $22,797,074,140)		24,506,696,004
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.0% (e)		10,485,377

NET ASSETS — 100.0%		$24,517,181,381

(a)	Non-income producing security.
(b)	The Fund invested in an affiliated entity, State Street Corp. Amounts related to these transactions during the period ended June 30, 2017 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at June 30, 2017.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2017 are shown in the Affiliate Table below.
(e)	Amount is less than 0.05% of net assets.

See accompanying notes to schedule of investments

The Financial Select Sector SPDR Fund

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017 (Unaudited)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2017.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Banks	$10,944,579,953	$—	$—	$10,944,579,953
Capital Markets	4,923,375,182	—	—	4,923,375,182
Consumer Finance	1,253,319,658	—	—	1,253,319,658
Diversified Financial Services	2,677,783,916	—	—	2,677,783,916
Insurance	4,690,318,332	—	—	4,690,318,332
Short-Term Investment	17,318,963	—	—	17,318,963

TOTAL INVESTMENTS	$24,506,696,004	$—	$—	$24,506,696,004

Affiliate Table

	Number of Shares Held at 9/30/16	Value at 9/30/16	Shares Purchased	Shares Sold	Number of Shares Held at 6/30/17	Value at 6/30/17	Dividend Income	Realized Gain (Loss)
State Street Corp.	1,830,359	$127,447,897	2,765,634	1,727,645	2,868,348	$257,376,866	$3,263,421	$10,125,057
State Street Institutional Liquid Reserves Fund, Premier Class	13,433,038	13,433,038	2,992,289	16,425,327	—	—	219	—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	—	160,482,253	143,163,290	17,318,963	17,318,963	55,296	—
State Street Institutional U.S. Government Money Market Fund, Premier Class	—	—	423,041,034	423,041,034	—	—	99,672	—
State Street Navigator Securities Lending Government Money Market Portfolio *	2,032,880	2,032,880	11,435	2,044,315	—	—	—	—
The Real Estate Select Sector SPDR Fund	540	17,696	—	540	—	—	—	(1,013)

TOTAL		$142,931,511				$274,695,829	$3,418,608	$10,124,044

*	Effective October 5, 2016, the name of State Street Navigator Securities Lending Prime Portfolio was changed to State Street Navigator Securities Lending Government Money Market Portfolio.

See accompanying notes to schedule of investments

The Health Care Select Sector SPDR Fund

SCHEDULE OF INVESTMENTS

June 30, 2017 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.9%
BIOTECHNOLOGY — 20.3%
AbbVie, Inc.	9,218,506	$668,433,870
Alexion Pharmaceuticals, Inc. (a)	1,303,834	158,637,483
Amgen, Inc.	4,262,436	734,119,352
Biogen, Inc. (a)	1,264,973	343,263,073
Celgene Corp. (a)	4,516,744	586,589,543
Gilead Sciences, Inc.	7,568,951	535,730,352
Incyte Corp. (a)	981,615	123,595,145
Regeneron Pharmaceuticals, Inc. (a)	441,100	216,641,854
Vertex Pharmaceuticals, Inc. (a)	1,442,278	185,866,366

		3,552,877,038

HEALTH CARE EQUIPMENT & SUPPLIES — 19.4%
Abbott Laboratories	8,497,409	413,059,052
Align Technology, Inc. (a)	440,829	66,177,249
Baxter International, Inc.	2,872,528	173,902,845
Becton Dickinson and Co.	1,352,085	263,805,304
Boston Scientific Corp. (a)	7,991,205	221,516,203
C.R. Bard, Inc.	445,040	140,681,594
Cooper Cos., Inc.	284,001	67,995,519
Danaher Corp.	3,538,783	298,637,897
DENTSPLY SIRONA, Inc.	1,334,753	86,545,385
Edwards Lifesciences Corp. (a)	1,215,112	143,674,843
Hologic, Inc. (a)	1,621,510	73,584,124
IDEXX Laboratories, Inc. (a)	548,370	88,517,885
Intuitive Surgical, Inc. (a)	212,874	199,115,953
Medtronic PLC	7,966,162	706,996,878
Stryker Corp.	1,826,770	253,519,141
Varian Medical Systems, Inc. (a)	532,289	54,926,902
Zimmer Biomet Holdings, Inc.	1,186,505	152,347,242

		3,405,004,016

HEALTH CARE PROVIDERS & SERVICES — 19.8%
Aetna, Inc.	1,973,352	299,614,034
AmerisourceBergen Corp.	1,003,983	94,906,513
Anthem, Inc.	1,574,460	296,203,160
Cardinal Health, Inc.	1,848,124	144,005,822
Centene Corp. (a)	998,701	79,776,236
Cigna Corp.	1,534,218	256,812,751
DaVita, Inc. (a)	901,786	58,399,661
Envision Healthcare Corp. (a)	725,693	45,479,180
Express Scripts Holding Co. (a)	3,618,914	231,031,470
HCA Healthcare, Inc. (a)	1,657,575	144,540,540
Henry Schein, Inc. (a)	459,503	84,098,239
Humana, Inc.	897,862	216,043,554
Laboratory Corp. of America
Holdings (a)	595,491	91,788,983
McKesson Corp.	1,258,346	207,048,251
Patterson Cos., Inc.	480,207	22,545,719
Quest Diagnostics, Inc.	822,013	91,374,965
UnitedHealth Group, Inc.	5,627,682	1,043,484,797
Universal Health Services, Inc. Class B	518,478	63,295,794

		3,470,449,669

HEALTH CARE TECHNOLOGY — 0.6%
Cerner Corp. (a)	1,701,934	113,127,553

LIFE SCIENCES TOOLS & SERVICES — 5.0%
Agilent Technologies, Inc.	1,875,255	111,221,374
Illumina, Inc. (a)	845,637	146,734,932
Mettler-Toledo International, Inc. (a)	149,621	88,057,943
PerkinElmer, Inc.	631,780	43,049,489
Thermo Fisher Scientific, Inc.	2,264,459	395,080,162
Waters Corp. (a)	464,484	85,390,739

		869,534,639

PHARMACEUTICALS — 34.8%
Allergan PLC	2,052,082	498,840,613
Bristol-Myers Squibb Co.	9,589,878	534,348,002
Eli Lilly & Co.	5,624,148	462,867,380
Johnson & Johnson	15,602,619	2,064,070,468
Mallinckrodt PLC (a)	575,412	25,784,212
Merck & Co., Inc.	15,842,424	1,015,340,954
Mylan NV (a)	2,673,458	103,783,640
Perrigo Co. PLC	832,349	62,858,996
Pfizer, Inc.	34,554,245	1,160,677,090
Zoetis, Inc.	2,842,732	177,329,622

		6,105,900,977

TOTAL COMMON STOCKS (Cost $17,056,943,985)		17,516,893,892

SHORT-TERM INVESTMENT — 0.1%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.92% (b) (c) (Cost $11,360,056)	11,360,056	11,360,056

TOTAL INVESTMENTS — 100.0% (Cost $17,068,304,041)		17,528,253,948
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.0% (d)		7,302,630

NET ASSETS — 100.0%		$17,535,556,578

(a)	Non-income producing security.
(b)	The rate shown is the annualized seven-day yield at June 30, 2017.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2017 are shown in the Affiliate Table below.
(d)	Amount is less than 0.05% of net assets.

See accompanying notes to schedule of investments

The Health Care Select Sector SPDR Fund

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017 (Unaudited)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2017.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Biotechnology	$3,552,877,038	$—	$—	$3,552,877,038
Health Care Equipment & Supplies	3,405,004,016	—	—	3,405,004,016
Health Care Providers & Services	3,470,449,669	—	—	3,470,449,669
Health Care Technology	113,127,553	—	—	113,127,553
Life Sciences Tools & Services	869,534,639	—	—	869,534,639
Pharmaceuticals	6,105,900,977	—	—	6,105,900,977
Short-Term Investment	11,360,056	—	—	11,360,056

TOTAL INVESTMENTS	$17,528,253,948	$—	$—	$17,528,253,948

Affiliate Table

	Number of Shares Held at 9/30/16	Value at 9/30/16	Shares Purchased	Shares Sold	Number of Shares Held at 6/30/17	Value at 6/30/17	Dividend Income	Realized Gain (Loss)
State Street Institutional Liquid Reserves Fund, Premier Class	5,734,739	$5,734,739	599,604	6,334,343	—	$—	$—	$—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	—	92,014,587	80,654,531	11,360,056	11,360,056	40,345	—
State Street Institutional U.S. Government Money Market Fund, Premier Class	—	—	337,283,000	337,283,000	—	—	72,138	—
State Street Navigator Securities Lending Government Money Market Portfolio *	6,558,639	6,558,639	17,370,405	23,929,044	—	—	476	—

TOTAL		$12,293,378				$11,360,056	$112,959	$—

*	Effective October 5, 2016, the name of State Street Navigator Securities Lending Prime Portfolio was changed to State Street Navigator Securities Lending Government Money Market Portfolio.

See accompanying notes to schedule of investments

The Industrial Select Sector SPDR Fund

SCHEDULE OF INVESTMENTS

June 30, 2017 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.8%
AEROSPACE & DEFENSE — 23.2%
Arconic, Inc.	2,138,837	$48,444,658
Boeing Co.	2,845,287	562,655,504
General Dynamics Corp.	1,498,112	296,775,987
L3 Technologies, Inc.	377,863	63,133,350
Lockheed Martin Corp.	1,279,514	355,205,882
Northrop Grumman Corp.	915,150	234,928,156
Raytheon Co.	1,545,773	249,611,424
Rockwell Collins, Inc.	1,018,251	106,997,815
Textron, Inc.	1,622,196	76,405,432
TransDigm Group, Inc.	237,334	63,811,993
United Technologies Corp.	3,756,821	458,745,412

		2,516,715,613

AIR FREIGHT & LOGISTICS — 6.9%
C.H. Robinson Worldwide, Inc.	683,860	46,967,505
Expeditors International of Washington, Inc.	874,228	49,376,397
FedEx Corp.	1,279,811	278,141,325
United Parcel Service, Inc. Class B	3,403,088	376,347,502

		750,832,729

AIRLINES — 6.2%
Alaska Air Group, Inc.	599,817	53,839,574
American Airlines Group, Inc.	2,390,707	120,300,376
Delta Air Lines, Inc.	3,571,518	191,933,377
Southwest Airlines Co.	3,217,631	199,943,591
United Continental Holdings, Inc. (a)	1,367,516	102,905,579

		668,922,497

BUILDING PRODUCTS — 3.2%
Allegion PLC	461,819	37,462,757
Fortune Brands Home & Security, Inc.	746,509	48,702,247
Johnson Controls International PLC	4,552,263	197,386,124
Masco Corp.	1,728,015	66,027,453

		349,578,581

COMMERCIAL SERVICES & SUPPLIES — 3.0%
Cintas Corp.	505,736	63,742,966
Republic Services, Inc.	1,115,516	71,091,835
Stericycle, Inc. (a)	413,742	31,576,789
Waste Management, Inc.	2,152,281	157,869,811

		324,281,401

CONSTRUCTION & ENGINEERING — 0.9%
Fluor Corp.	986,505	45,162,199
Jacobs Engineering Group, Inc.	585,612	31,851,437
Quanta Services, Inc. (a)	718,793	23,662,665

		100,676,301

ELECTRICAL EQUIPMENT — 5.9%
Acuity Brands, Inc.	213,987	43,499,277
AMETEK, Inc.	1,116,624	67,633,916
Eaton Corp. PLC	2,653,975	206,558,874
Emerson Electric Co.	3,311,654	197,440,812
Rockwell Automation, Inc.	808,843	131,000,212

		646,133,091

INDUSTRIAL CONGLOMERATES — 19.3%
3M Co.	2,973,628	619,079,613
General Electric Co.	31,291,558	845,184,982
Honeywell International, Inc.	3,903,034	520,235,402

Roper Technologies, Inc.	495,182	114,649,488

		2,099,149,485

MACHINERY — 16.7%
Caterpillar, Inc.	3,048,961	327,641,349
Cummins, Inc.	1,381,224	224,062,157
Deere & Co.	1,594,447	197,057,705
Dover Corp.	914,034	73,323,808
Flowserve Corp.	633,812	29,427,891
Fortive Corp.	1,643,376	104,107,870
Illinois Tool Works, Inc.	1,603,709	229,731,314
Ingersoll-Rand PLC	1,242,526	113,554,451
PACCAR, Inc.	1,982,918	130,951,905
Parker-Hannifin Corp.	815,181	130,282,227
Pentair PLC	813,584	54,135,879
Snap-on, Inc.	281,165	44,424,070
Stanley Black & Decker, Inc.	742,282	104,461,346
Xylem, Inc.	872,039	48,337,122

		1,811,499,094

PROFESSIONAL SERVICES — 3.2%
Equifax, Inc.	793,822	109,087,019
IHS Markit, Ltd. (a)	1,539,988	67,821,072
Nielsen Holdings PLC	1,629,784	63,007,449
Robert Half International, Inc.	874,299	41,905,151
Verisk Analytics, Inc. (a)	746,205	62,957,316

		344,778,007

ROAD & RAIL — 9.7%
CSX Corp.	5,397,724	294,499,822
JB Hunt Transport Services, Inc.	416,372	38,048,073
Kansas City Southern	514,835	53,877,483
Norfolk Southern Corp.	1,650,094	200,816,440
Union Pacific Corp.	4,264,934	464,493,962

		1,051,735,780

TRADING COMPANIES & DISTRIBUTORS — 1.6%
Fastenal Co.	1,403,678	61,102,103
United Rentals, Inc. (a)	410,063	46,218,201
W.W. Grainger, Inc.	341,800	61,705,154

		169,025,458

TOTAL COMMON STOCKS (Cost $10,427,874,407)		10,833,328,037

SHORT-TERM INVESTMENT — 0.1%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.92% (b) (c) (Cost $9,112,483)	9,112,483	9,112,483

TOTAL INVESTMENTS — 99.9% (Cost $10,436,986,890)		10,842,440,520
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.1%		13,155,852

NET ASSETS — 100.0%		$10,855,596,372

(a)	Non-income producing security.
(b)	The rate shown is the annualized seven-day yield at June 30, 2017.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2017 are shown in the Affiliate Table below.

See accompanying notes to schedule of investments

The Industrial Select Sector SPDR Fund

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017 (Unaudited)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2017.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Aerospace & Defense	$2,516,715,613	$—	$—	$2,516,715,613
Air Freight & Logistics	750,832,729	—	—	750,832,729
Airlines	668,922,497	—	—	668,922,497
Building Products	349,578,581	—	—	349,578,581
Commercial Services & Supplies	324,281,401	—	—	324,281,401
Construction & Engineering	100,676,301	—	—	100,676,301
Electrical Equipment	646,133,091	—	—	646,133,091
Industrial Conglomerates	2,099,149,485	—	—	2,099,149,485
Machinery	1,811,499,094	—	—	1,811,499,094
Professional Services	344,778,007	—	—	344,778,007
Road & Rail	1,051,735,780	—	—	1,051,735,780
Trading Companies & Distributors	169,025,458	—	—	169,025,458
Short-Term Investment	9,112,483	—	—	9,112,483

TOTAL INVESTMENTS	$10,842,440,520	$—	$—	$10,842,440,520

Affiliate Table

	Number of Shares Held at 9/30/16	Value at 9/30/16	Shares Purchased	Shares Sold	Number of Shares Held at 6/30/17	Value at 6/30/17	Dividend Income	Realized Gain (Loss)
State Street Institutional Liquid Reserves Fund, Premier Class	6,148,750	$6,148,750	673,408	6,822,158	—	$—	$86	$—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	—	77,210,198	68,097,715	9,112,483	9,112,483	25,100	—
State Street Institutional U.S. Government Money Market Fund, Premier Class	—	—	191,003,404	191,003,404	—	—	57,756	—
State Street Navigator Securities Lending Government Money Market Portfolio *	—	—	839,438	839,438	—	—	51	—

TOTAL		$6,148,750				$9,112,483	$82,993	$—

*	Effective October 5, 2016, the name of State Street Navigator Securities Lending Prime Portfolio was changed to State Street Navigator Securities Lending Government Money Market Portfolio.

See accompanying notes to schedule of investments

The Materials Select Sector SPDR Fund

SCHEDULE OF INVESTMENTS

June 30, 2017 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.8%
CHEMICALS — 73.6%
Air Products & Chemicals, Inc.	1,196,920	$171,231,375
Albemarle Corp.	706,888	74,604,960
CF Industries Holdings, Inc.	1,518,313	42,452,031
Dow Chemical Co.	6,938,164	437,590,003
E.I. du Pont de Nemours & Co.	5,352,730	432,018,838
Eastman Chemical Co.	930,644	78,164,790
Ecolab, Inc.	1,611,963	213,988,088
FMC Corp.	867,057	63,338,514
International Flavors & Fragrances, Inc.	506,030	68,314,050
LyondellBasell Industries NV Class A	1,804,634	152,293,063
Monsanto Co.	2,709,232	320,664,700
Mosaic Co.	2,249,847	51,364,007
PPG Industries, Inc.	1,581,977	173,954,191
Praxair, Inc.	1,764,837	233,929,144
Sherwin-Williams Co.	508,159	178,343,483

		2,692,251,237

CONSTRUCTION MATERIALS — 5.3%
Martin Marietta Materials, Inc.	398,041	88,595,966
Vulcan Materials Co.	836,535	105,972,254

		194,568,220

CONTAINERS & PACKAGING — 12.0%
Avery Dennison Corp.	576,982	50,987,899
Ball Corp.	2,227,861	94,038,013
International Paper Co.	2,597,219	147,028,568
Sealed Air Corp.	1,265,270	56,633,485
WestRock Co.	1,597,087	90,490,949

		439,178,914

METALS & MINING — 8.9%
Freeport-McMoRan, Inc. (a)	8,409,565	100,998,876
Newmont Mining Corp.	3,365,503	109,008,642
Nucor Corp.	2,010,533	116,349,545

		326,357,063

TOTAL COMMON STOCKS (Cost $3,748,095,981)		3,652,355,434

SHORT-TERM INVESTMENT — 0.0% (b)
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.92% (c) (d) (Cost $1,268,220)	1,268,220	1,268,220

TOTAL INVESTMENTS — 99.8% (Cost $3,749,364,201)		3,653,623,654
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.2%		5,805,351

NET ASSETS — 100.0%		$3,659,429,005

(a)	Non-income producing security.
(b)	Amount is less than 0.05% of net assets.
(c)	The rate shown is the annualized seven-day yield at June 30, 2017.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2017 are shown in the Affiliate Table below.

See accompanying notes to schedule of investments

The Materials Select Sector SPDR Fund

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017 (Unaudited)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2017.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Chemicals	$2,692,251,237	$—	$—	$2,692,251,237
Construction Materials	194,568,220	—	—	194,568,220
Containers & Packaging	439,178,914	—	—	439,178,914
Metals & Mining	326,357,063	—	—	326,357,063
Short-Term Investment	1,268,220	—	—	1,268,220

TOTAL INVESTMENTS	$3,653,623,654	$—	$—	$3,653,623,654

Affiliate Table

	Number of Shares Held at 9/30/16	Value at 9/30/16	Shares Purchased	Shares Sold	Number of Shares Held at 6/30/17	Value at 6/30/17	Dividend Income	Realized Gain (Loss)
State Street Institutional Liquid Reserves Fund, Premier Class	1,117,308	$1,117,308	482,047	1,599,355	—	$—	$—	$—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	—	27,945,105	26,676,885	1,268,220	1,268,220	9,700	—
State Street Institutional U.S. Government Money Market Fund, Premier Class	—	—	68,440,077	68,440,077	—	—	15,202	—

TOTAL		$1,117,308				$1,268,220	$24,902	$—

See accompanying notes to schedule of investments

The Real Estate Select Sector SPDR Fund

SCHEDULE OF INVESTMENTS

June 30, 2017 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.7%
REAL ESTATE INVESTMENT TRUSTS (REITS) — 97.9%
Alexandria Real Estate Equities, Inc. REIT	344,058	$41,448,667
American Tower Corp. REIT	1,605,608	212,454,050
Apartment Investment & Management Co. Class A REIT	593,214	25,490,405
AvalonBay Communities, Inc. REIT	520,528	100,029,866
Boston Properties, Inc. REIT	581,185	71,497,379
Crown Castle International Corp. REIT	1,383,066	138,555,552
Digital Realty Trust, Inc. REIT	603,545	68,170,408
Equinix, Inc. REIT	294,290	126,297,496
Equity Residential REIT	1,387,037	91,308,646
Essex Property Trust, Inc. REIT	247,853	63,765,141
Extra Space Storage, Inc. REIT	475,620	37,098,360
Federal Realty Investment Trust REIT	272,893	34,490,946
GGP, Inc. REIT	2,200,578	51,845,618
HCP, Inc. REIT	1,770,157	56,574,218
Host Hotels & Resorts, Inc. REIT	2,794,587	51,057,104
Iron Mountain, Inc. REIT	927,905	31,882,816
Kimco Realty Corp. REIT	1,607,994	29,506,690
Macerich Co. REIT	449,871	26,119,510
Mid-America Apartment Communities, Inc. REIT	429,073	45,215,713
Prologis, Inc. REIT	2,003,392	117,478,907
Public Storage REIT	564,763	117,770,028
Realty Income Corp. REIT	1,031,533	56,919,991
Regency Centers Corp. REIT	552,600	34,614,864
Simon Property Group, Inc. REIT	1,179,386	190,777,479
SL Green Realty Corp. REIT	384,677	40,698,827
UDR, Inc. REIT	1,010,180	39,366,715
Ventas, Inc. REIT	1,340,643	93,147,876
Vornado Realty Trust REIT	650,782	61,108,430
Welltower, Inc. REIT	1,383,260	103,537,011
Weyerhaeuser Co. REIT	2,838,157	95,078,259

		2,253,306,972

REAL ESTATE MANAGEMENT & DEVELOPMENT — 1.8%
CBRE Group, Inc. Class A (a)	1,136,034	41,351,638

TOTAL COMMON STOCKS (Cost $2,393,023,818)		2,294,658,610

SHORT-TERM INVESTMENT — 0.3%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.92% (b) (c) (Cost $6,951,416)	6,951,416	6,951,416

TOTAL INVESTMENTS — 100.0% (Cost $2,399,975,234)		2,301,610,026
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.0% (d)		699,383

NET ASSETS — 100.0%		$2,302,309,409

(a)	Non-income producing security.
(b)	The rate shown is the annualized seven-day yield at June 30, 2017.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2017 are shown in the Affiliate Table below.
(d)	Amount shown represents less than 0.05% of net assets.

REIT = Real Estate Investment Trust

See accompanying notes to schedule of investments

The Real Estate Select Sector SPDR Fund

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017 (Unaudited)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2017.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Real Estate Investment Trusts (REITs)	$2,253,306,972	$—	$—	$2,253,306,972
Real Estate Management & Development	41,351,638	—	—	41,351,638
Short-Term Investment	6,951,416	—	—	6,951,416

TOTAL INVESTMENTS	$2,301,610,026	$—	$—	$2,301,610,026

Affiliate Table

	Number of Shares Held at 9/30/16	Value at 9/30/16	Shares Purchased	Shares Sold	Number of Shares Held at 6/30/17	Value at 6/30/17	Dividend Income	Realized Gain (Loss)
State Street Institutional Liquid Reserves Fund, Premier Class	2,733,411	$2,733,411	4,059,927	6,793,338	—	$—	$208	$—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	—	32,496,722	25,545,306	6,951,416	6,951,416	6,871	—
State Street Institutional U.S. Government Money Market Fund, Premier Class	—	—	108,923,203	108,923,203	—	—	10,923	—
State Street Navigator Securities Lending Government Money Market Portfolio *	55,520	55,520	—	55,520	—	—	—	—

TOTAL		$2,788,931				$6,951,416	$18,002	$—

*	Effective October 5, 2016, the name of State Street Navigator Securities Lending Prime Portfolio was changed to State Street Navigator Securities Lending Government Money Market Portfolio.

See accompanying notes to schedule of investments

The Technology Select Sector SPDR Fund

SCHEDULE OF INVESTMENTS

June 30, 2017 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.8%
COMMUNICATIONS EQUIPMENT — 4.0%
Cisco Systems, Inc.	16,094,173	$503,747,615
F5 Networks, Inc. (a)	222,695	28,295,627
Harris Corp.	413,573	45,112,543
Juniper Networks, Inc.	1,318,973	36,772,967
Motorola Solutions, Inc.	555,261	48,163,339

		662,092,091

DIVERSIFIED TELECOMMUNICATION SERVICES — 8.1%
AT&T, Inc.	19,706,622	743,530,848
CenturyLink, Inc.	1,826,853	43,625,250
Level 3 Communications, Inc. (a)	976,848	57,927,086
Verizon Communications, Inc.	10,817,550	483,111,783

		1,328,194,967

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 1.7%
Amphenol Corp. Class A	1,013,588	74,823,066
Corning, Inc.	3,040,474	91,366,244
FLIR Systems, Inc.	496,042	17,192,816
TE Connectivity, Ltd.	1,171,649	92,185,343

		275,567,469

INTERNET SOFTWARE & SERVICES — 18.8%
Akamai Technologies, Inc. (a)	585,697	29,173,568
Alphabet, Inc. Class A (a)	953,991	886,906,353
Alphabet, Inc. Class C (a)	956,443	869,148,447
eBay, Inc. (a)	3,299,434	115,216,235
Facebook, Inc. Class A (a)	7,576,547	1,143,907,066
VeriSign, Inc. (a)	304,633	28,318,684

		3,072,670,353

IT SERVICES — 15.9%
Accenture PLC Class A	2,004,563	247,924,352
Alliance Data Systems Corp.	187,770	48,198,681
Automatic Data Processing, Inc.	1,455,017	149,081,042
Cognizant Technology Solutions Corp. Class A	1,920,659	127,531,758
CSRA, Inc.	550,084	17,465,167
DXC Technology Co.	907,620	69,632,606
Fidelity National Information Services, Inc.	1,091,052	93,175,841
Fiserv, Inc. (a)	697,823	85,371,666
Gartner, Inc. (a)	289,937	35,810,119
Global Payments, Inc.	515,446	46,555,083
International Business Machines Corp.	2,752,927	423,482,760
Mastercard, Inc. Class A	3,030,186	368,016,090
Paychex, Inc.	1,058,544	60,273,495
PayPal Holdings, Inc. (a)	3,632,841	194,974,576
Total System Services, Inc.	567,072	33,031,944
Visa, Inc. Class A	5,945,408	557,560,362
Western Union Co.	1,606,913	30,611,693

		2,588,697,235

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 14.2%
Advanced Micro Devices, Inc. (a)	2,831,633	35,338,780
Analog Devices, Inc.	1,217,496	94,721,189
Applied Materials, Inc.	3,521,504	145,473,330
Broadcom, Ltd.	1,300,022	302,970,127
Intel Corp.	15,154,307	511,306,318

KLA-Tencor Corp.	528,689	48,380,331
Lam Research Corp.	542,110	76,670,617
Microchip Technology, Inc.	775,776	59,874,392
Micron Technology, Inc. (a)	3,478,041	103,854,304
NVIDIA Corp.	1,954,968	282,610,174
Qorvo, Inc. (a)	442,772	28,036,323
QUALCOMM, Inc.	4,771,606	263,488,083
Skyworks Solutions, Inc.	621,573	59,639,929
Texas Instruments, Inc.	3,224,445	248,056,554
Xilinx, Inc.	833,965	53,640,629

		2,314,061,080

SOFTWARE — 20.1%
Activision Blizzard, Inc.	2,291,150	131,901,506
Adobe Systems, Inc. (a)	1,605,847	227,131,000
ANSYS, Inc. (a)	273,098	33,230,565
Autodesk, Inc. (a)	655,599	66,097,491
CA, Inc.	1,067,216	36,786,936
Citrix Systems, Inc. (a)	507,515	40,388,044
Electronic Arts, Inc. (a)	1,020,271	107,863,050
Intuit, Inc.	797,058	105,857,273
Microsoft Corp.	24,747,184	1,705,823,393
Oracle Corp.	9,674,122	485,060,477
Red Hat, Inc. (a)	594,007	56,876,170
salesforce.com, Inc. (a)	2,168,499	187,792,013
Symantec Corp.	2,042,233	57,693,082
Synopsys, Inc. (a)	481,798	35,137,528

		3,277,638,528

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 17.0%
Apple, Inc.	16,712,649	2,406,955,709
Hewlett Packard Enterprise Co.	5,444,317	90,321,219
HP, Inc.	5,552,592	97,059,308
NetApp, Inc.	944,302	37,819,295
Seagate Technology PLC	1,034,791	40,098,151
Western Digital Corp.	977,472	86,604,019
Xerox Corp.	726,895	20,883,694

		2,779,741,395

TOTAL COMMON STOCKS (Cost $14,904,165,234)		16,298,663,118

SHORT-TERM INVESTMENT — 0.2%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.92% (b) (c) (Cost $28,169,971)	28,169,971	28,169,971

TOTAL INVESTMENTS — 100.0% (Cost $14,932,335,205)		16,326,833,089
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.0)% (d)		(1,148,783)

NET ASSETS — 100.0%		$16,325,684,306

(a)	Non-income producing security.
(b)	The rate shown is the annualized seven-day yield at June 30, 2017.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2017 are shown in the Affiliate Table below.
(d)	Amount is less than 0.05% of net assets.

See accompanying notes to schedule of investments

The Technology Select Sector SPDR Fund

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017 (Unaudited)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2017.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Communications Equipment	$662,092,091	$—	$—	$662,092,091
Diversified Telecommunication Services	1,328,194,967	—	—	1,328,194,967
Electronic Equipment, Instruments & Components	275,567,469	—	—	275,567,469
Internet Software & Services	3,072,670,353	—	—	3,072,670,353
IT Services	2,588,697,235	—	—	2,588,697,235
Semiconductors & Semiconductor Equipment	2,314,061,080	—	—	2,314,061,080
Software	3,277,638,528	—	—	3,277,638,528
Technology Hardware, Storage & Peripherals	2,779,741,395	—	—	2,779,741,395
Short-Term Investment	28,169,971	—	—	28,169,971

TOTAL INVESTMENTS	$16,326,833,089	$—	$—	$16,326,833,089

Affiliate Table

	Number of Shares Held at 9/30/16	Value at 9/30/16	Shares Purchased	Shares Sold	Number of Shares Held at 6/30/17	Value at 6/30/17	Dividend Income	Realized Gain (Loss)
State Street Institutional Liquid Reserves Fund, Premier Class	27,822,383	$27,822,383	2,030,483	29,852,866	—	$—	$712	$—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	—	121,708,842	93,538,871	28,169,971	28,169,971	46,402	—
State Street Institutional U.S. Government Money Market Fund, Premier Class	—	—	343,519,938	343,519,938	—	—	97,104	—
State Street Navigator Securities Lending Government Money Market Portfolio *	29,868,275	29,868,275	73,099,123	102,967,398	—	—	18,689	—

TOTAL		$57,690,658				$28,169,971	$162,907	$—

*	Effective October 5, 2016, the name of State Street Navigator Securities Lending Prime Portfolio was changed to State Street Navigator Securities Lending Government Money Market Portfolio.

See accompanying notes to schedule of investments

The Utilities Select Sector SPDR Fund

SCHEDULE OF INVESTMENTS

June 30, 2017 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.7%
ELECTRIC UTILITIES — 62.4%
Alliant Energy Corp.	2,408,686	$96,756,917
American Electric Power Co., Inc.	5,222,490	362,806,380
Duke Energy Corp.	6,825,492	570,542,876
Edison International	3,459,883	270,528,252
Entergy Corp.	1,897,444	145,666,776
Eversource Energy	3,350,279	203,395,438
Exelon Corp.	9,791,350	353,173,995
FirstEnergy Corp.	4,696,920	136,962,187
NextEra Energy, Inc.	4,949,540	693,579,040
PG&E Corp.	5,425,883	360,115,855
Pinnacle West Capital Corp.	1,209,513	103,002,127
PPL Corp.	7,241,744	279,965,823
Southern Co.	10,514,625	503,440,245
Xcel Energy, Inc.	5,414,734	248,427,996

		4,328,363,907

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 2.0%
AES Corp.	7,039,336	78,207,023
NRG Energy, Inc.	3,354,526	57,764,938

		135,971,961

MULTI-UTILITIES — 33.2%
Ameren Corp.	2,586,813	141,421,067
CenterPoint Energy, Inc.	4,621,110	126,525,992
CMS Energy Corp.	3,030,241	140,148,646
Consolidated Edison, Inc.	3,250,948	262,741,617
Dominion Energy, Inc.	6,649,873	509,579,768
DTE Energy Co.	1,916,791	202,777,320
NiSource, Inc.	3,473,309	88,083,116
Public Service Enterprise Group, Inc.	5,348,484	230,038,297
SCANA Corp.	1,510,995	101,251,775
Sempra Energy	2,666,192	300,613,148
WEC Energy Group, Inc.	3,336,588	204,799,772

		2,307,980,518

WATER UTILITIES — 2.1%
American Water Works Co., Inc.	1,883,951	146,853,980

TOTAL COMMON STOCKS (Cost $7,255,315,518)		6,919,170,366

SHORT-TERM INVESTMENT — 0.1%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.92% (a) (b) (Cost $11,118,652)	11,118,652	11,118,652

TOTAL INVESTMENTS — 99.8% (Cost $7,266,434,170)		6,930,289,018
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.2%		11,976,060

NET ASSETS — 100.0%		$6,942,265,078

(a)	The rate shown is the annualized seven-day yield at June 30, 2017.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2017 are shown in the Affiliate Table below.

See accompanying notes to schedule of investments

The Utilities Select Sector SPDR Fund

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017 (Unaudited)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2017.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Electric Utilities	$4,328,363,907	$—	$—	$4,328,363,907
Independent Power Producers & Energy Traders	135,971,961	—	—	135,971,961
Multi-Utilities	2,307,980,518	—	—	2,307,980,518
Water Utilities	146,853,980	—	—	146,853,980
Short-Term Investment	11,118,652	—	—	11,118,652

TOTAL INVESTMENTS	$6,930,289,018	$—	$—	$6,930,289,018

Affiliate Table

	Number of Shares Held at 9/30/16	Value at 9/30/16	Shares Purchased	Shares Sold	Number of Shares Held at 6/30/17	Value at 6/30/17	Dividend Income	Realized Gain (Loss)
State Street Institutional Liquid Reserves Fund, Premier Class	13,352,521	$13,352,521	3,961,659	17,314,180	—	$—	$265	$—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	—	90,226,676	79,108,024	11,118,652	11,118,652	35,733	—
State Street Institutional U.S. Government Money Market Fund, Premier Class	—	—	234,952,807	234,952,807	—	—	55,365	—

TOTAL		$13,352,521				$11,118,652	$91,363	$—

See accompanying notes to schedule of investments

THE SELECT SECTOR SPDR TRUST

NOTES TO SCHEDULES OF INVESTMENTS

June 30, 2017 (Unaudited)

Security Valuation

Each Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that each Fund’s listing exchange is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of each Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the “Board”). The Committee provides oversight of the valuation of investments for the Funds. The Board has responsibility for determining the fair value of investments.

Valuation techniques used to value each Fund’s investments by major category are as follows:

•	Equity investments (including registered investment companies that are exchange-traded funds) traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.

•	Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.

In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.

Fair value pricing could result in a difference between the prices used to calculate the Fund’s NAV and the prices used by the Fund’s respective Select Sector Index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s respective Select Sector Index. Various inputs are used in determining the value of the Funds’ investments.

The Funds value their assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for an identical asset or liability;

•	Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.

The value of each Fund’s investments according to the fair value hierarchy as of June 30, 2017, is disclosed in each Fund’s respective Schedule of Investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy. Transfers between different levels of the fair value hierarchy are recognized at the end of the reporting period. The Funds had no transfers between levels for the period ended June 30, 2017.

THE SELECT SECTOR SPDR TRUST

NOTES TO SCHEDULES OF INVESTMENTS (continued)

June 30, 2017 (Unaudited)

Transactions with Affiliates

The Funds may invest in affiliated entities, including securities issued by State Street Corp., affiliated funds, or entities deemed to be affiliates as a result of the Funds owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended June 30, 2017, are disclosed in the Schedules of Investments.

Aggregate Unrealized Appreciation and Depreciation

As of June 30, 2017, gross unrealized appreciation and gross unrealized depreciation of investments based on cost for federal income tax purposes were as follows:

	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
The Consumer Discretionary Select Sector SPDR Fund	$12,091,976,435	$1,204,283,761	$966,329,453	$237,954,308
The Consumer Staples Select Sector SPDR Fund	10,044,425,193	163,197,243	518,684,928	(355,487,685)
The Energy Select Sector SPDR Fund	19,962,295,219	41,988,304	4,069,515,817	(4,027,527,513)
The Financial Select Sector SPDR Fund	22,801,192,472	1,800,009,512	94,505,980	1,705,503,532
The Health Care Select Sector SPDR Fund	17,070,722,574	1,294,427,706	836,896,332	457,531,374
The Industrial Select Sector SPDR Fund	10,448,434,159	716,474,877	322,468,516	394,006,361
The Materials Select Sector SPDR Fund	3,754,797,803	150,425,735	251,599,884	(101,174,149)
The Real Estate Select Sector SPDR Fund	2,401,600,938	114,753,061	214,743,973	(99,990,912)
The Technology Select Sector SPDR Fund	14,943,770,240	1,820,628,490	437,565,641	1,383,062,849
The Utilities Select Sector SPDR Fund	7,275,303,026	61,274,137	406,288,145	(345,014,008)

Other information regarding the Funds is available in the Funds’ most recent Report to Shareholders. This information is also available on the Funds’ website at www.sectorspdrs.com as well as on the website of the U.S. Securities and Exchange Commission at www.sec.gov.

Item 2.	Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

The certifications required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Select Sector SPDR Trust

By:	/s/ Ellen M. Needham
Ellen M. Needham
President and Principal Executive Officer

Date: August 18, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Ellen M. Needham
Ellen M. Needham
President and Principal Executive Officer

Date: August 18, 2017

By:	/s/ Chad C. Hallett
Chad C. Hallett
Treasurer and Principal Financial Officer

Date: August 18, 2017